State Street SPDR SP Dividend ETF Average Annual Total Returns	12 Months Ended	28 Months Ended	60 Months Ended	65 Months Ended	86 Months Ended	96 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P High Yield Dividend Aristocrats Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.56%		8.82%						10.21%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	21.76%	14.42%	16.50%	15.33%	14.27%	15.31%	15.77%	14.82%
State Street SPDR SP Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent	8.18%		8.46%						9.82%
State Street SPDR SP Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.49%		7.76%						9.00%
State Street SPDR SP Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.29%		6.58%						7.85%